Stock-based compensation (Tables)	12 Months Ended
Mar. 31, 2012
Mizuho Financial Group Inc, Mizuho Bank Limited and Mizuho Corporate Bank Limited
Schedule of Share-based Compensation, Stock Options, Activity

The following is a roll-forward of MHFG Stock Plan for the fiscal year ended March 31, 2012:

	Number of shares	Weighted-average exercise price	Weighted-average remaining contractual term	Aggregate intrinsic value
		(in yen)	(in years)	(in millions of yen)
Outstanding at beginning of fiscal year	12,338,000	1
Granted during fiscal year	12,452,000	1
Exercised during fiscal year	5,295,000	1
Forfeited during fiscal year	4,000	1

Outstanding at end of fiscal year	19,491,000	1	19.05	2,612

Exercisable at end of fiscal year	534,000	1	18.49	72

Schedule of Share-based Payment Award, Stock Options, Valuation Assumptions

The expected dividend yield is based on the dividend rate of MHFG common stock at the date of grant.

	For the stock acquisition rights granted during the fiscal years ended March 31,
	2011	2012
Risk-free interest rate	0.13%	0.15%
Expected volatility	59.55%	34.04%
Expected remaining term (in years)	2.00	2.34
Expected dividend yield	4.55%	5.66%

Mizuho Trust & Banking Company Limited
Schedule of Share-based Compensation, Stock Options, Activity

The following is a roll-forward of ex-MHTB Stock Plan for the fiscal year ended March 31, 2012:

	Number of shares	Weighted-average exercise price	Weighted-average remaining contractual term	Aggregate intrinsic value
		(in yen)	(in years)	(in millions of yen)
Outstanding at beginning of fiscal year	4,564,000	1
Exercised during fiscal year	1,518,000	1
Cancelled during fiscal year (Note)	3,046,000	1

Outstanding at end of fiscal year	—	—	—	—

Exercisable at end of fiscal year	—	—	—	—

Note:	All outstanding stock acquisition rights were cancelled as the plan was abolished.

Schedule of Share-based Payment Award, Stock Options, Valuation Assumptions

The assumptions used were the same as those of MHFG Stock Plan except that the underlying security was MHTB common stock.

For the stock acquisition rights granted during the fiscal year ended March 31,
2011
Risk-free interest rate	0.15%
Expected volatility	47.67%
Expected remaining term (in years)	2.00
Expected dividend yield	1.37%

Mizuho Securities Company Limited
Schedule of Share-based Compensation, Stock Options, Activity

The following is a roll-forward of ex-MHSC Stock Plan for the fiscal year ended March 31, 2012:

	Number of shares	Weighted-average exercise price	Weighted-average remaining contractual term	Aggregate intrinsic value
		(in yen)	(in years)	(in millions of yen)
Outstanding at beginning of fiscal year	2,621,000	1
Exercised during fiscal year	1,104,000	1
Cancelled during fiscal year (Note)	1,517,000	1

Outstanding at end of fiscal year	—	—	—	—

Exercisable at end of fiscal year	—	—	—	—

Note:	All outstanding stock acquisition rights were cancelled as the plan was abolished.

Schedule of Share-based Payment Award, Stock Options, Valuation Assumptions

The following table presents the assumptions to estimate the fair value of stock acquisition rights on the date of grant used in the Black-Scholes option pricing model. The assumptions used were the same as those of MHFG Stock Plan except that the underlying security was MHSC common stock.

For the stock acquisition rights granted during the fiscal year ended March 31,
2011
Risk-free interest rate	0.18%
Expected volatility	50.47%
Expected remaining term (in years)	3.27
Expected dividend yield	2.42%